Accounting Policies - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Reclassification to/from current and non-current assets, Intangible assets other than goodwill	$ 18,585,149
Cash flow hedge [Member]
Accounting Policies [Line Items]
Cash flow projection period	ten years
Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Cash flow projection period	three years
Bottom of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	7.40%	6.00%
Profit for each period absorbed, percentage	30.00%
Bottom of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Top of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	11.10%	7.70%
Top of Range [Member] | Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%
Computer Software [Member]
Accounting Policies [Line Items]
Reclassification to/from current and non-current assets, Intangible assets other than goodwill	$ 9,208,014
Computer Software [Member] | Weighted average [Member]
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years
Easements and Water Rights [Member]
Accounting Policies [Line Items]
Intangible assets with indefinite useful lives amount	$ 6,550,168	$ 14,766,953
Reclassification to/from current and non-current assets, Intangible assets other than goodwill	$ 9,377,135